Related Party Transactions	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 9 – Related party transactions

The Company had the following activity related to its due to related party:

	September 30,	December 31,
	2025	2024
Due on demand loan with 8% interest	$-	$5,000
Note payable	36,912	-
	$36,912	$5,000

In December, 2024, the Company issued a Promissory Note to the Company’s former chief executive officer (“CEO”) in the principal amount of $5,000. The Note matures on September 30, 2025 and carries an interest rate of 8% per annum.

In May, 2025, the Company redeemed a promissory note made with the Company’s former chief executive officer in the principal amount of $5,000 and accrued interest of $165.

On March 10, 2025, the Company issued a Promissory Note to the Company’s chief executive officer (“CEO”) in the principal amount of $36,912. The Note matures on September 30, 2025 and carries an interest rate of 8% per annum.

During the nine months ended September 30, 2025 and 2024, the Company recorded interest expense related to related party notes of $1,650 and $0, respectively. During the three months ended September 30, 2025 and 2024, the Company recorded interest expense related to related party notes of $744 and $0, respectively.

For the nine months ended September 30, 2025, the Company’s CEO paid operating expense of $15,247 on behalf of the Company and the Company repaid $7,058.

During the nine months ended September 30, 2025 and 2024, the Company paid Thornhill Advisory Group, Inc, a company beneficially owned by the Company’s Chief Financial Officer, $56,250 and $41,250, pursuant to the CFO Agreement (See Note 6).

During the nine months ended September 30, 2025 and 2024, the Company paid to Jose Antonio Reyes, the Company’s former Chief Executive Officer, $3,750 and $11,250, respectively (See Note 6).